Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

(8) Stockholders’ Equity

(a) Convertible Preferred Stock

In November 2011, the Company amended and restated its Articles of Incorporation to authorize an increase in the authorized number of Series F Preferred Stock and to change the number of authorized shares of its preferred and common stock.

Authorized and outstanding Series A, Series B, Series C, Series C-1, Series D, Series E and Series F convertible preferred stock (collectively, preferred stock) as of December 31, 2012 are as follows:

		Shares
Convertible Preferred Stock	Net Carrying Amount (In Thousands)	Authorized	Issued and Outstanding
Series A	$30	181,722	45,430
Series B	4,744	10,411,625	2,602,903
Series C	11,931	13,650,896	3,412,719
Series C-1	4,725	5,682,948	1,420,730
Series D	14,910	17,062,711	4,265,676
Series E	20,210	18,436,763	4,609,185
Series F	56,718	21,300,000	5,087,608

	$113,268	86,726,665	21,444,251

Each share of preferred stock is currently convertible into one common share. Each share of Series A, Series B, Series C, Series C-1, Series D, Series E and Series F preferred stock carries a liquidation preference of $0.80, $1.86, $3.52, $3.52, $3.52, $4.40 and $11.45 per share, respectively.

Dividends on the preferred stock of 8% of the per share liquidation preference are payable when and if declared by the Board of Directors. Dividends are not cumulative. The dividend requirements of the preferred stock must be satisfied prior to the payment of any dividends or distributions with respect to the Company’s common stock. Dividend rights for Series F, Series E and Series D (as a group) are senior to Series C-1 and Series C (as a group). Series C-1 and Series C (as a group) are senior to Series B, which is senior to Series A. Holders of preferred stock are entitled to voting rights equivalent to the number of common shares into which their shares are convertible. All preferred shares convert automatically to common shares immediately prior to the closing of a firm commitment underwritten initial public offering of the Company’s common stock that results in aggregate net proceeds of at least $20,000,000 or upon the written request from the holders of a majority of the preferred stock then outstanding.

Upon any liquidation event, the holders of Series F, Series E and Series D (as a group) shall be entitled to receive, on a pro-rata basis, any distribution of Company assets prior and in preference to Series C-1 and Series C (as a group), followed by Series B, then Series A, and then common stock.

In the event the assets of the Company are insufficient to permit payment to the holders, the assets available for liquidations will be distributed with equal priority and pro-rata first among the holders of Series F, Series E and Series D (as a group) in proportion to the full amount they would otherwise be entitled to receive, followed by Series C-1 and Series C (as a group), then Series B, then Series A. After the payment or setting aside for payment to the holders of preferred stock of the full amounts, the entire remaining assets of the Company available for distribution shall be distributed pro-rata to holders of the common stock.

None of the series of preferred stock is redeemable.

(b) Common Stock

In November 2011, the Company amended and restated its Articles of Incorporation to increase the authorized number of common shares to 135,000,000. Of these shares, 5,083,616 are issued and outstanding as of December 31, 2012.

(c) Election Rights

Election of the Board of Directors is divided among the outstanding classes of stock. The holders of Series D, voting as a separate class, are entitled to elect one member of the Board of Directors. The holders of Series C-1 and holders of Series C, voting as a single class, are entitled to elect one member of the Board of Directors. The holders of Series B, voting as a separate class, are entitled to elect one member of the Board of Directors. The holders of Series A and common stockholders, voting together as a single class, are entitled to elect one member of the Board of Directors. The holders of preferred stock and the holders of common stock, voting together as a single class, are entitled to elect one member of the Board of Directors. The common stockholders, voting as a separate class, are entitled to elect two members of the Board of Directors. Any additional members of the Board of Directors are elected by the common stockholders and preferred stockholders, voting together as a single class.

(d) Stock Option Plan

Under the 2010 Stock Option Plan (the 2010 Plan), which was an amendment and restatement of the Company’s prior option plan, the Company may grant incentive and nonqualified stock options to employees, directors and consultants of the Company at an option price not less than 85% of the fair value of the common stock at the date of grant. The fair value of the common stock is determined by the Board of Directors taking into account any independent third-party valuations performed during the period. Options vest according to the grant document. Options currently outstanding generally vest in equal amounts over periods not to exceed four or five years and have a maximum life of ten years. As of December 31, 2012, the Company was authorized to grant up to 8,187,500 shares underlying equity awards. There were 46,190 shares available for future grant as of December 31, 2012.

The weighted-average grant date fair value of options granted was $2.16, $1.76, and $3.92 per option for the years ended December 31, 2010, 2011 and 2012, respectively. No stock-based compensation cost was capitalized for any of the years presented as it was insignificant for all years presented.

No current income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits realized from exercised stock options.

The Company utilizes the Black-Scholes model for valuing its stock options. This model utilizes several inputs including volatility, expected term, risk free interest rate and dividend yield. Volatility is based on an average of the historical volatilities of an index fund and industry peers with characteristics similar to those of the Company. The expected term of the options is determined using the “simplified” method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. The risk-free interest rate is based on the implied yield of U.S. Treasury zero coupon bonds with a term comparable to the expected option term. Since the Company currently has no history or expectation of paying dividends on its common stock, a dividend yield of zero was used. Expected forfeitures are based on the Company’s historical experience.

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2010	2011	2012
Expected term (in years)	6.2	5.8	6.3
Risk-free interest rate	2.90%	1.73%	1.26%
Dividend yield	None	None	None
Volatility rate	47%	39%	42%

The Company’s stock option activity and related information under the 2010 Plan was as follows:

	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Exercisable Weighted Average Exercise Price
Outstanding at December 31, 2011	4,278,806	$2.57	2,716,392	$1.56
Granted	2,578,821	9.28
Exercised	(56,367)	2.58
Forfeited	(70,740)	6.12

Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20

The summary of options outstanding as of December 31, 2012 is shown below:

	Outstanding Options		Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
$ 0.20	15,000	1.93	15,000	1.93
0.40	8,750	2.17	8,750	2.17
0.68	1,397,665	3.68	1,397,665	3.68
1.00	653,066	5.08	653,066	5.08
2.00	64,984	5.85	63,706	5.84
2.64	107,500	6.65	88,953	6.64
4.48	1,937,809	7.59	1,029,280	7.41
6.84	1,620,746	9.15	74,915	8.93
12.72	353,750	9.39	20,781	9.39
14.12	571,250	9.63	—	—

	6,730,520	7.13	3,352,116	5.36

As of December 31, 2012, there were 6,663,152 options that had vested or were expected to vest with a weighted-average exercise price of $5.08 and a weighted-average contractual life of 7.1 years.

The aggregate intrinsic value of options that had vested or were expected to vest was $17.1 million as of December 31, 2011. The aggregate intrinsic value of options that had vested or were expected to vest was $60.3 million as of December 31, 2012.

The aggregate intrinsic value of options outstanding was $18.3 million and the aggregate intrinsic value of options exercisable was $14.3 million as of December 31, 2011. The aggregate intrinsic value of options outstanding was $60.7 million and the aggregate intrinsic value of options exercisable was $40.0 million as of December 31, 2012.

The aggregate intrinsic value of options exercised was approximately $571,000, $373,000 and $503,000 for 2010, 2011 and 2012, respectively. The total fair value of options vested was approximately $347,000, $1,035,000, and $1,415,000 for 2010, 2011 and 2012, respectively.

As of December 31, 2012, there was $10.1 million of total unrecognized compensation expense related to option grants, which is expected to be recognized over a weighted-average period of 3.48 years.

The 2010 Plan permits certain option holders to exercise their options in advance of vesting. In the event that the employee fails to satisfy the required conditions for vesting of the option, as established in the original option award, the Company maintains the right to repurchase any nonvested shares at such time. Such shares are repurchased at a price equal to the exercise price paid. As of December 31, 2012, there were no such shares.

In December 2012, the Company’s board of directors and stockholders approved and adopted the 2012 Stock Option and Incentive Plan (the 2012 Plan). The 2012 Plan will be effective, and the 2010 Plan will be terminated, as of the closing of the Company’s initial public offering. The Company has initially reserved a number of shares of common stock for the issuance of awards under the 2012 Plan equal to the sum of (i) 3,000,000 shares, (ii) any remaining authorized but unissued shares in the 2010 Plan before such plan is terminated, and (iii) shares underlying grants issued under the 2010 Plan that are, after the termination of the 2010 Plan, forfeited, canceled or otherwise terminated.

(e) Stock Reserved

As of December 31, 2012, the Company has reserved 21,444,251 common shares for issuance on the conversion of preferred stock and an additional 6,812,488 common shares for issuance on the exercise of warrants or options to purchase common stock and for the options still available for grant.